RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 240,000	$ 0
Amounts paid to CEO or companies controlled by CEO	8,632,619	10,368,616
Salary paid to directors and officers	496,807	499,710
Share compensation for directors and officers	251,333	360,610
Convertible debenture interest paid to directors and officers	0	18,346
Lease payments made to SDP Development	209,176	228,192
Expenses from transactions with related party	$ 9,829,935	$ 11,475,474